UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/09
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Robin Miller
Title:	 Chief Compliance Officer
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Robin Miller	Pittsburgh, PA	October 23, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      97
Form 13F Information Table Value Total:	 416,047
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                        SHRS             PUT_
ISSUER                  CLASS             CUSIP         VALUE  PRN AMT SHRS_PR   CALL   INV_DISC  MANAGER  SOLE	 SHARED   NONE
---------------------- --------        ------------    ------- ------  -------  ------ ---------- -------- ----- -------- ----

Nokia Corp		COM		654902204	175	12	SH		SOLE		    12
Metlife			COM		59156R108	200	5	SH		SOLE		     5
Nestle SA		COM		641069406	202	5	SH		SOLE		     5
Stryker Corp		COM		863667101	204	4	SH		SOLE		     4
Viacom Cl B		CL B		92553p201	230	8	SH		SOLE		     8
Nvidia Corp		COM		67066g104	234	16	SH		SOLE		    16
Mid Cap SPDR		COM		595635103	237	2	SH		SOLE		     2
Altria Group		COM		02209S103	248	14	SH		SOLE		    14
Time Warner		COM		887317303	248	9	SH		SOLE		     9
Goldman Sachs		COM		38141g104	252	1	SH		SOLE		     1
U.S. Bancorp		COM NEW		902973304	261	12	SH		SOLE		    12
Air Prods & Chem	COM		009158106	265	3	SH		SOLE		     3
Berkshire Hath B	CLA B		084670207	266	0	SH		SOLE		     0
ConocoPhillips		COM		20825C104	266	6	SH		SOLE		     6
First Energy		COM		337932107	287	6	SH		SOLE		     6
Allstate Corp.		COM		020002101	291	10	SH		SOLE		    10
Caterpillar Inc.	COM		149123101	294	6	SH		SOLE		     6
Exelon Corp.		COM		30161N101	305	6	SH		SOLE		     6
CBS Corp A		CL A		124857103	314	26	SH		SOLE		    26
EQT Corp		COM		26884l109	318	7	SH		SOLE		     7
IShares Tr S&P 100	MSCI JAPAN	464287101	338	7	SH		SOLE		     7
Baxter Intl		COM		071813109	342	6	SH		SOLE		     6
1/100 Berkshire HathawayCLA A		084990175	404	0	SH		SOLE		     0
Hewlett Packard		COM		428236103	425	9	SH		SOLE		     9
American Express	COM		025816109	437	13	SH		SOLE		    13
Royal Dutch Shell	COM		780259206	447	8	SH		SOLE		     8
3M Company		COM		88579y101	472	6	SH		SOLE		     6
Oracle Corp		COM		68389x105	519	25	SH		SOLE		    25
Mylan Inc		COM		628530107	538	34	SH		SOLE		    34
Schering Plough		COM		806605101	568	20	SH		SOLE		    20
Merck			COM		589331107	584	18	SH		SOLE		    18
Philip Morris Intl Inc	COM		718172109	663	14	SH		SOLE		    14
Colgate-Palmolive	COM		194162103	663	9	SH		SOLE		     9
Coca Cola Co		COM		191216100	722	13	SH		SOLE		    13
Pepsico			COM		713448108	729	12	SH		SOLE		    12
WalMart			COM		931142103	751	15	SH		SOLE		    15
Viacom Inc		CL A		92553p102	794	27	SH		SOLE		    27
United Technologies	COM		913017109	806	13	SH		SOLE		    13
Procter & Gamble	COM		742718109	901	16	SH		SOLE		    16
Ansys Inc.		COM		03662Q105	912	24	SH		SOLE		    24
J.P. Morgan Chase	COM		46625H100	971	22	SH		SOLE		    22
Pfizer Inc		COM		717081103	989	60	SH		SOLE		    60
Intel Corp.		COM		458140100	1007	51	SH		SOLE		    51
El Paso Corp.		COM		28336L109	1025	99	SH		SOLE		    99
Telmex Internacional	COM		879690105	1116	80	SH		SOLE		    80
Windstream Corp		COM		97381w104	1276	126	SH		SOLE		   126
Johnson & Johnson	COM		478160104	1444	24	SH		SOLE		    24
Cisco Systems		COM		17275r102	1795	76	SH		SOLE		    76
Telefonos De Mexico	SPON ADR ORD L	879403780	1878	108	SH		SOLE		   108
Abbott Labs		COM		002824100	1976	40	SH		SOLE		    40
SPDR Trust Unit SR 1	INDEX		78462F103	2268	21	SH		SOLE		    21
Russell 3000 Index	RUSSELL 3000	464287689	2318	37	SH		SOLE		    37
UPS Class B		CL B		911312106	2379	42	SH		SOLE		    42
Hercules Offshore	COM		427093109	2474	504	SH		SOLE		   504
Xilinx Inc		COM		983919101	2595	111	SH		SOLE		   111
BMC Software		COM		055921100	2611	70	SH		SOLE		    70
Spectrum Control	COM		847615101	2875	339	SH		SOLE		   339
Matthews Intl		CL A		577128101	3086	87	SH		SOLE		    87
Dell			COM		24702r101	3476	228	SH		SOLE		   228
Exxon Mobil		COM		30231G102	3570	52	SH		SOLE		    52
Texas Instruments	COM		882508104	3612	152	SH		SOLE		   152
Cynosure		COM		232577205	3840	330	SH		SOLE		   330
PPG Inds		COM		693506107	4082	70	SH		SOLE		    70
ALCOA			COM		013817101	4244	323	SH		SOLE		   323
OPNET Technologies 	COM		683757108	4306	394	SH		SOLE		   394
Cons Communications	COM		209034107	4705	294	SH		SOLE		   294
FNB Corp		COM		302520101	4862	684	SH		SOLE		   684
Marsh & McLennan	COM		571748102	5039	204	SH		SOLE		   204
BP p.l.c		COM		055622104	5331	100	SH		SOLE		   100
EMC Corp.		COM		268648102	5916	347	SH		SOLE		   347
Charles Schwab Corp	COM		808513105	6466	338	SH		SOLE		   338
V F Corp.		COM		918204108	6918	96	SH		SOLE		    96
iShares MSCI-Japan	MSCI JAPAN	464286848	7555	760	SH		SOLE		   760
ITT Industries		COM		450911102	7597	146	SH		SOLE		   146
Arthur J Gallagher	COM		363576109	8019	329	SH		SOLE		   329
Intl Business Mach	COM		459200101	8279	69	SH		SOLE		    69
Amgen Inc.		COM		031162100	8705	145	SH		SOLE		   145
Erie Indemnity Co	CL A		29530P102	9072	242	SH		SOLE		   242
PNC Financial		COM		693475105	9400	193	SH		SOLE		   193
Bank of NY Mellon	COM		064058100	9449	326	SH		SOLE		   326
Kimberly Clark		COM		494368103	9750	165	SH		SOLE		   165
Honeywell		COM		438516106	10187	274	SH		SOLE		   274
Medtronic		COM		585055106	10371	282	SH		SOLE		   282
Microsoft		COM		594918104	10531	409	SH		SOLE		   409
Ingersoll Rand		COM		G47791101	10723	350	SH		SOLE		   350
Joy Global Inc.		COM		481165108	10825	221	SH		SOLE		   221
IShs Invest Grd Corp	MSCI JAPAN	464287242	13131	123	SH		SOLE		   123
Allergan		COM		018490102	13148	232	SH		SOLE		   232
CA			COM		12673P105	13687	622	SH		SOLE		   622
Boeing			COM		097023105	13775	254	SH		SOLE		   254
Wyeth			COM		983024100	13823	285	SH		SOLE		   285
Sandisk Inc		COM		80004C101	14069	648	SH		SOLE		   648
General Electric	COM		369604103	14454	880	SH		SOLE		   880
Comcast Corp A		CL A		20030n101	15252	904	SH		SOLE		   904
AT&T			COM		00206r102	17798	659	SH		SOLE		   659
Verizon			COM		92343V104	19274	637	SH		SOLE		   637
Loews Corp		COM		540424108	19614	573	SH		SOLE		   573

